Label	Element	Value
Prospectus Summary | MainStay WMC Enduring Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay WMC Enduring Capital Fund (formerly MainStay MacKay Common Stock Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 51 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 142 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks. The Fund invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index ("S&P 500® Index”) (which ranged from $6.6 billion to $2.9 trillion as of December 31, 2021) and the Russell 3000® Index (which ranged from $32 million to $2.9 trillion as of December 31, 2021). The Fund may also invest in securities of foreign issuers, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: The Subadvisor seeks to identify companies that have a decades-long perspective, and resilient businesses run by owner-minded executives skilled at capital allocation. When purchasing stocks for the Fund, the Subadvisor assesses the strength and resilience of each company’s business, opportunities for growth and investment in the business, management quality and capital allocation skill and valuation. The Subadvisor may sell a security due to a company’s reduced cash flow resiliency, fewer growth opportunities, or adverse changes to the management team and culture. The Subadvisor may give consideration to financially material environmental, social and/or governance (“ESG”) criteria including, but not limited to, climate mitigation and resilience, corporate culture, as well as executive compensation and senior-level succession planning. When evaluating investments for the Fund, the Subadvisor has access to proprietary ESG research to help evaluate a company’s risk and return potential. The Subadvisor believes the integration of financially material ESG factors into its investment process allows it to better assess strategic business issues that may impact the performance of a company. ESG factors are one of several factors considered when making an investment decision for the Fund. The Subadvisor has discretion to determine the materiality of as well as the level at which financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision. The Subadvisor also engages with management of certain companies regarding corporate governance practices as well as what it deems to be materially important environmental and/or social issues facing a company.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets are elevated under current conditions and include: (i) smaller trading volumes for such securities and limited access to investments in the event of market closures (including due to local holidays), which result in a lack of liquidity and in greater price volatility; (ii) less government regulation, which could lead to market manipulation, and less extensive, transparent and frequent accounting, auditing, recordkeeping, financial reporting and other requirements, which limit the quality and availability of financial information; (iii) the absence of developed legal systems, including structures governing private or foreign investment or allowing for judicial redress (such as limits on rights and remedies available to the Fund) for investment losses and injury to private property; (iv) loss resulting from problems in share registration and custody; (v) sensitivity to adverse political or social events affecting the region where an emerging market is located; (vi) particular sensitivity to economic and political disruptions, including adverse effects stemming from recessions, depressions or other economic crises, or reliance on international or other forms of aid, including trade, taxation and development policies; and (vii) the nationalization of foreign deposits or assets.

Market Capitalization Risk: To the extent the Fund invests in securities issued by small-, mid-, or large-cap companies, the Fund will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates. Additionally, the appreciation of securities issued by a REIT depends, in part, on the skills of the REIT’s manager. REITs may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The Fund has selected the S&P 500® Index as its primary benchmark. The Fund has selected the Russell 3000® Index as its secondary benchmark.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the S&P 500® Index as its primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2012-2021)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2020, Q2	21.45%
Worst Quarter
2020, Q1	-20.70%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Prospectus Summary | MainStay WMC Enduring Capital Fund | cik0000787441_SP500Index1Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	16.55%
Prospectus Summary | MainStay WMC Enduring Capital Fund | cik0000787441_Russell3000Index2Member
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index2	[2]
1 Year	rr_AverageAnnualReturnYear01	25.66%
5 Years	rr_AverageAnnualReturnYear05	17.97%
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 638
3 Years	rr_ExpenseExampleYear03	824
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	$ 1,608
1 Year	rr_AverageAnnualReturnYear01	27.65%
5 Years	rr_AverageAnnualReturnYear05	16.31%
Since Inception	rr_AverageAnnualReturnSinceInception	15.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 1998
Prospectus Summary | MainStay WMC Enduring Capital Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 613
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,111
10 Years	rr_ExpenseExampleYear10	$ 1,849
1 Year	rr_AverageAnnualReturnYear01	27.98%
5 Years	rr_AverageAnnualReturnYear05	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	15.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4],[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[6]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[6]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	903
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,048
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,048
1 Year	rr_AverageAnnualReturnYear01	28.74%
5 Years	rr_AverageAnnualReturnYear05	16.24%
Since Inception	rr_AverageAnnualReturnSinceInception	14.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 1998
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 295
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	2,048
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,048
1 Year	rr_AverageAnnualReturnYear01	32.74%
5 Years	rr_AverageAnnualReturnYear05	16.44%
Since Inception	rr_AverageAnnualReturnSinceInception	14.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1998
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2012	rr_AnnualReturn2012	16.75%
Annual Return 2013	rr_AnnualReturn2013	36.59%
Annual Return 2014	rr_AnnualReturn2014	14.27%
Annual Return 2015	rr_AnnualReturn2015	0.85%
Annual Return 2016	rr_AnnualReturn2016	7.86%
Annual Return 2017	rr_AnnualReturn2017	24.14%
Annual Return 2018	rr_AnnualReturn2018	(6.34%)
Annual Return 2019	rr_AnnualReturn2019	25.12%
Annual Return 2020	rr_AnnualReturn2020	15.81%
Annual Return 2021	rr_AnnualReturn2021	35.45%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.45%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
1 Year	rr_AverageAnnualReturnYear01	35.45%
5 Years	rr_AverageAnnualReturnYear05	17.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2004
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.04%
5 Years	rr_AverageAnnualReturnYear05	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.23%
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.10%
5 Years	rr_AverageAnnualReturnYear05	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	13.49%
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	$ 1,236
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	34.58%
5 Years	rr_AverageAnnualReturnYear05	17.21%
Since Inception	rr_AverageAnnualReturnSinceInception	17.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
Prospectus Summary | MainStay WMC Enduring Capital Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	$ 762
Prospectus Summary | MainStay WMC Enduring Capital Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.55%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees and expenses.
1 Year	rr_ExpenseExampleYear01	$ 145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	$ 1,702

[1]	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.
[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[4]	The management fee is as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.
[5]	Restated to reflect current fees and expenses.
[6]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.